Quarterly Holdings Report
for

Fidelity® Communication Services Central Fund

December 31, 2019

TSCIP-QTLY-0220
1.842154.113

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Diversified Telecommunication Services - 6.0%
Alternative Carriers - 1.4%
GCI Liberty, Inc. (a)	81,447	$5,770,520
Iridium Communications, Inc. (a)	547,935	13,501,118
Vonage Holdings Corp. (a)	795,228	5,892,639
		25,164,277
Integrated Telecommunication Services - 4.6%
Verizon Communications, Inc.	1,376,820	84,536,748

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		109,701,025

Entertainment - 25.2%
Interactive Home Entertainment - 13.5%
Activision Blizzard, Inc.	2,465,625	146,507,438
DouYu International Holdings Ltd. ADR	1,659,754	14,058,116
Electronic Arts, Inc. (a)	443,109	47,638,649
Take-Two Interactive Software, Inc. (a)	255,560	31,288,211
Zynga, Inc. (a)	1,217,688	7,452,251
		246,944,665
Movies & Entertainment - 11.7%
Lions Gate Entertainment Corp.:
Class A (a)(b)	94,500	1,007,370
Class B (a)	770,326	7,649,337
Netflix, Inc. (a)	259,505	83,968,033
The Walt Disney Co.	602,120	87,084,616
World Wrestling Entertainment, Inc. Class A (b)	509,824	33,072,283
		212,781,639

TOTAL ENTERTAINMENT		459,726,304

Interactive Media & Services - 43.6%
Interactive Media & Services - 43.6%
Alphabet, Inc. Class A (a)	319,994	428,596,762
ANGI Homeservices, Inc. Class A (a)(b)	3,083,402	26,116,415
Facebook, Inc. Class A (a)	1,603,625	329,144,031
Match Group, Inc. (b)	54,776	4,497,657
Zillow Group, Inc. Class A (a)(b)	148,204	6,778,851
		795,133,716
Media - 17.2%
Broadcasting - 5.9%
CBS Corp. Class B	681,843	28,616,951
Discovery Communications, Inc. Class C (non-vtg.) (a)	309,593	9,439,491
Liberty Media Corp.:
Liberty Media Class A (a)	720,371	31,537,842
Liberty SiriusXM Series A (a)	374,430	18,099,946
Sinclair Broadcast Group, Inc. Class A	563,688	18,793,358
		106,487,588
Cable & Satellite - 11.3%
Comcast Corp. Class A	1,050,582	47,244,673
DISH Network Corp. Class A (a)	293,763	10,419,774
Grupo Televisa SA de CV (CPO) sponsored ADR	1,011,574	11,865,763
Liberty Broadband Corp. Class A (a)	638,027	79,472,643
Liberty Global PLC Class C (a)	2,184,055	47,601,479
Liberty Latin America Ltd. Class C (a)	521,625	10,150,823
		206,755,155

TOTAL MEDIA		313,242,743

Road & Rail - 3.2%
Trucking - 3.2%
Lyft, Inc.	1,360,400	58,524,408
Wireless Telecommunication Services - 3.8%
Wireless Telecommunication Services - 3.8%
Millicom International Cellular SA	99,454	4,796,666
Sprint Corp. (a)	3,041,400	15,845,694
T-Mobile U.S., Inc. (a)	621,886	48,768,300
		69,410,660
TOTAL COMMON STOCKS
(Cost $1,516,609,646)		1,805,738,856

Money Market Funds - 3.8%
Fidelity Cash Central Fund 1.58% (c)	16,572,200	16,575,515
Fidelity Securities Lending Cash Central Fund 1.58% (c)(d)	53,542,284	53,547,639
TOTAL MONEY MARKET FUNDS
(Cost $70,123,154)		70,123,154
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $1,586,732,800)		1,875,862,010
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(51,423,302)
NET ASSETS - 100%		$1,824,438,708

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$68,954
Fidelity Securities Lending Cash Central Fund	98,597
Total	$167,551

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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